Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended				9 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	7 Months Ended						9 Months Ended				1 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended			9 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended				0 Months Ended		1 Months Ended			1 Months Ended
	Jun. 28, 2012 Property acre	May 03, 2012 acre	Feb. 24, 2012	Dec. 24, 2009 acre	Sep. 30, 2012 Home Community	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 22, 2004	Sep. 30, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Feb. 24, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Feb. 24, 2012 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Owned [Member] Lot	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] Convertible Preferred Stock [Member]	Sep. 30, 2012 Successor [Member] Common Class C [Member]	Sep. 30, 2012 Successor [Member] Common Class B [Member]	Sep. 30, 2012 Successor [Member] Common Class A [Member]	Dec. 31, 2011 Successor [Member] Common Class A [Member]	Sep. 30, 2012 Fourth Quarter [Member] Minimum [Member]	Sep. 30, 2012 Fourth Quarter [Member] Maximum [Member]	Sep. 30, 2012 Thereafter [Member] Minimum [Member]	Sep. 30, 2012 Thereafter [Member] Maximum [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]	Feb. 24, 2012 Land Acquisition Note Payable [Member]	Dec. 31, 2011 Seller Financing [Member]	Feb. 24, 2012 Seller Financing [Member]	Dec. 31, 2011 Debtor In Possession Credit Agreement [Member]	Jan. 31, 2012 Debtor In Possession Credit Agreement [Member]	Sep. 30, 2012 Term Loan Agreement [Member]	Sep. 30, 2012 Term Loan Agreement [Member] Successor [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Construction Notes Two [Member]	Dec. 31, 2010 Construction Notes Two [Member]	Sep. 30, 2012 Construction Notes Two [Member]	Sep. 30, 2011 Construction Notes One [Member]	Apr. 30, 2011 Construction Notes One [Member]	Dec. 31, 2011 Construction Notes One [Member]	Sep. 30, 2012 Construction Notes One [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member] Successor [Member]	Oct. 12, 2012 Material Definitive Agreement [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] 2012 Plan [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] 2012 Plan [Member] Class D Units [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] Officer [Member] Class D Units [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] Officer [Member] Five-Year Options [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] Officer [Member] Ten-Year Options [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] Non-Employee Directors [Member] Vested [Member]	Oct. 12, 2012 Material Definitive Agreement [Member] Convertible Preferred Stock [Member]	Oct. 12, 2012 Material Definitive Agreement [Member] Common Class A [Member]	Nov. 08, 2012 Subsequent Event [Member]	Nov. 08, 2012 Subsequent Event [Member] Senior Subordinated Secured Notes [Member]	Nov. 08, 2012 Subsequent Event [Member] Senior Notes Due 2020 [Member]	Nov. 08, 2012 Subsequent Event [Member] Senior Secured Term Loan [Member]	Nov. 08, 2012 Subsequent Event [Member] Project Debt [Member]
Subsequent Event [Line Items]
Debt instrument, amount outstanding						$ 61,400,000	$ 62,800,000	$ 48,800,000																											$ 3,000,000	$ 2,900,000				$ 235,000,000		$ 75,916,000	$ 75,000,000					$ 5,300,000			$ 9,000,000	$ 5,600,000
Debt instrument, interest rate percentage									7.625%																								1.50%		7.00%		10.25%		14.00%			12.00%	12.00%		12.00%	10.00%																				12.00%	8.50%	10.25%
Notes payable					10,961,000	74,009,000	30,541,000															10,961,000	10,961,000																							16,000,000					9,000,000
Interest rate, floor																																																			6.50%
Debt instrument, maturity date																																	Oct. 01, 2012		Mar. 01, 2012				Oct. 20, 2014			Feb. 24, 2017		Feb. 15, 2017							Jan. 01, 2013		Oct. 20, 2014	Oct. 20, 2014	Jan. 31, 2015
Interest rate, floor																																																			5.50%
Aggregate principal amount of debt, remained outstanding																																														7,000,000	7,000,000
Debt instrument, maturity date																																														May 2015
Periodic principal payments																																														500,000			900,000	2,000,000
Payment of principal																																														2,000,000
Loan, fair value					13,129,000	74,009,000																												56,300,000												6,300,000
Acquisition price of land																																	56,000,000
Loan value																																	55,000,000
Maximum amount borrowed under facility																																					30,000,000
Amount borrowed under facility																																						5,000,000
Convertible Preferred Stock										64,831,831														64,831,831
Convertible Preferred Stock Par Value										$ 0.01														$ 0.01
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration			50,000,000							50,000,000
Convertible preferred stock value					57,069,000					56,400,000														57,069,000
Preferred stock, shares authorized										80,000,000														80,000,000
Preferred stock cumulative dividend rate										6.00%	6.00%
Preferred stock cash dividends rate										4.00%	4.00%
Preferred stock accreting dividends accruing rate										2.00%	2.00%
Common stock, shares outstanding					102,368,169	1,000	1,000																		16,110,366	31,464,548	54,793,255
Common stock, shares issued												12,966,366	12,966,366	16,110,366	31,464,548	31,464,548	31,464,548	44,793,255	44,793,255	44,793,255					16,110,366	31,464,548	54,793,255	44,793,255
Common stock, par value			$ 0.01			$ 0.01	$ 0.01					$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01						$ 0.01	$ 0.01	$ 0.01	$ 0.01
Aggregate cash consideration												60,000,000	10,000,000		25,000,000	25,000,000
Common stock, shares issued to purchase warrants					15,737,294										15,737,294	15,737,294	15,737,294
Warrants to purchase common stock price per share																$ 2.07	$ 2.07
Issuance of additional common stock												3,144,000	3,144,000
Area of property	165
Number of properties for sale	7
Aggregate purchase price of the property	21,500,000
Cash paid	11,000,000
Number of lots	1,000
Share issued to acquire the property	10,000,000
Conversion rate													1	1		1	1
Market value of common stock			44,100,000
Warrants expiration date					2017-02-24												2017-02-24
Shares issued in acquisition																																																															12,173,913	15,238,095
Shares issued in acquisition, cash																																																															14,000,000	16,000,000
Aggregate purchase price																																																								30,000,000
Restricted shares of Class D common stock																																																											3,120,000			313,500
Options to purchase shares																																																											4,757,303	1,115,303	3,642,000
Area of property sold		27		165
Sale value of property		90,000,000		13,600,000
Principal amount of loan issued																																							10,000,000		235,000,000				75,000,000																						325,000,000
Notes issued, percentage of principal amount																																																																			100.00%
Debt instrument, amount refinanced																																																																		76,000,000		235,000,000	11,000,000
Reduction in amount of interest due to new notes issuance																																																																	(6,400,000)
Number of homes sold					10,000
Number of years in selling homes					25 years
Number of communities to which homes are sold					5
Number of residential lots																					700
Backlog of homes sold but not yet closed					34,000,000
Average home selling price					380,000
Preferred dividend description					The issuance of the $14,000,000 in convertible preferred stock will reduce net income available to common shareholders by the amount of the preferred dividend, which is 4% cash and 2% PIK, or approximately $840,000 per year.
Preferred dividend					840,000																	755,000	1,798,000
Compensation expense																													3,300,000	3,700,000	800,000	1,000,000
Common stock																																																										13,699,565
Common stock awards, grants																																																									5,000,000
Cash, granted per employee																																																									$ 5,000,000